Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheets

Balance Sheets
(In thousands)	December 31, 2017	December 31, 2016
ASSETS
Cash and cash equivalents	$1,632	$1,606
Securities available for sale	278	1
Investment in subsidiaries	124,634	113,327
Premises and equipment, net	3,999	4,048
Other assets	369	185
Total assets	$130,912	$119,167
LIABILITIES AND SHAREHOLDERS' EQUITY
Loan due to subsidiary bank	$2,483	$2,566
Other liabilities	14	—
Subordinated debentures	10,310	10,310
Shareholders' equity	118,105	106,291
Total liabilities and shareholders' equity	$130,912	$119,167

Condensed Statements of Income

Statements of Income	For the year ended December 31,
(In thousands)	2017	2016
Total interest income	$2,456	$6,964
Total interest expense	251	265
Net interest income	2,205	6,699
Gains on sales of securities	—	177
Gain on repurchase of subordinated debenture	—	994
Rental income	409	326
Other expenses	251	245
Income before provision for income taxes and equity in undistributed net income of subsidiary	2,363	7,951
(Benefit) Provision for income taxes	(15)	550
Income before equity in undistributed net income of subsidiary	2,378	7,401
Equity in undistributed net income of subsidiary	10,515	5,808
Net income	$12,893	$13,209

Condensed Statements of Cash Flows

Statements of Cash Flows	For the year ended December 31,
(In thousands)	2017	2016
OPERATING ACTIVITIES
Net income	$12,893	$13,209
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of subsidiary	(10,515)	(5,808)
Gains on sales of securities	—	(177)
Gain on repurchase of subordinated debenture	—	(994)
Net change in other assets and other liabilities	(80)	118
Net cash provided by operating activities	2,298	6,348
INVESTING ACTIVITIES
Purchase of land and building	(55)	(4,375)
Purchases of securities	(262)	(445)
Repayment of advances to subsidiary	—	7,230
Proceeds from sales of securities	—	769
Net cash (used in) provided by investing activities	(317)	3,179
FINANCING ACTIVITIES
Proceeds from exercise of stock options	509	550
Proceeds from capital offering	—	14,412
Proceeds from advances from subsidiaries	—	2,625
Repayment of advances from subsidiaries	(83)	(59)
Repayment of long term debt	—	(2,891)
Investment in Bank	—	(21,500)
Cash dividends paid on common stock	(2,380)	(1,524)
Net cash provided used in financing activities	(1,954)	(8,387)
Increase in cash and cash equivalents	27	1,140
Cash and cash equivalents, beginning of period	1,606	466
Cash and cash equivalents, end of period	$1,633	$1,606
SUPPLEMENTAL DISCLOSURES
Interest paid	$374	$273